Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common shares - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator Earnings allocable to Class A common stock
Interest income on Trust account	$ 1,187	$ 11,592
Class A common stock net earnings	$ 1,187	$ 11,592
Denominator: Weighted average Class A shares
Class A Common stock, basic and diluted (in Shares)	7,841,024	8,315,869	6,338,515
Earnings/basic and diluted per share Class A common stock (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Numerator: Net income (loss) minus Earnings allocable to Class A common stock
Net income (loss)	$ 286,223	$ (9,149,309)	$ 1,419,645
Less : Earnings allocable to Class A common stock	(1,187)	(11,592)	$ 16,161
Class B net income (loss)	$ 285,036	$ (9,160,901)
Denominator: weighted average Class B common stock
Class B common stock, basic and diluted (in Shares)	4,984,843	4,539,131
Income/Basic and diluted per share Class B common stock (in Dollars per share)	$ 0.06	$ (2.02)	$ 0.56